Inventories	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
INVENTORIES
5.	INVENTORIES

Inventories are summarized as follows:

	12/31/2013	12/31/2012	12/31/2011
		(Restated)	(Restated)
Raw Material	$2,884,374	$3,056,637	$3,234,964
Finished Good	965,379	362,118	280,743
Direct production cost	56,943	1,865,427	2,579,127
	$3,906,696	$5,284,182	$6,094,834

Inventoried cost, are costs relating to the assembly of sub-component parts available for future use on various types of machines manufactured by the Company, and for costs relating to the construction of equipment which has not been contracted by a customer, but which Company management has determined is readily saleable in the construction equipment industry. Total inventoried costs as of December 31, 2013, 2012, and 2011, were $56,943, $1,865,427, and $2,579,127, respectively.